Financial Assets and Financial Liabilities - Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,207.5	€ 1,658.0
Total current	1,025.2	1,480.3
Total non-current	182.3	177.7
Lease liabilities, loans and borrowings
Disclosure of financial liabilities [line items]
Total	212.2	301.5
Total current	36.0	129.9
Total non-current	176.2	171.6
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	212.2	301.5
Lease liabilities, loans and borrowings | Convertible note – host contract
Disclosure of financial liabilities [line items]
Total	0.0	99.7
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	0.0	99.7
Lease liabilities, loans and borrowings | Loans and borrowings
Disclosure of financial liabilities [line items]
Total	2.1	20.2
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	2.1	20.2
Lease liabilities, loans and borrowings | Lease liabilities
Disclosure of financial liabilities [line items]
Total	210.1	181.6
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	210.1	181.6
Other financial liabilities
Disclosure of financial liabilities [line items]
Total	989.2	978.7
Total financial liabilities at fair value	6.1	377.8
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	989.2	978.7
Financial liabilities	995.3	1,356.5
Total current	989.2	1,350.4
Total non-current	6.1	6.1
Other financial liabilities | Convertible note – embedded derivative
Disclosure of financial liabilities [line items]
Derivatives not designated as hedging instruments	0.0	308.7
Other financial liabilities | Foreign exchange forward contracts
Disclosure of financial liabilities [line items]
Derivatives not designated as hedging instruments	0.0	63.0
Other financial liabilities | Contingent consideration
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	6.1	6.1
Other financial liabilities | Trade payables
Disclosure of financial liabilities [line items]
Total	204.1	160.0
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	204.1	160.0
Other financial liabilities | Other financial liabilities
Disclosure of financial liabilities [line items]
Total	785.1	818.7
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	785.1	818.7
Lease liabilities, loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	212.2	301.5
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 995.3	€ 1,356.5